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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05150

Cornerstone Strategic Value Fund, Inc.
(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC 350 Jericho Turnpike, Suite 206 Jericho, NY 11753
(Name and address of agent for service)

Registrant's telephone number, including area code:    (513) 326-3597

Date of fiscal year end:         December 31, 2010

Date of reporting period:       September 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.60%
CLOSED-END FUNDS - 7.23%
CORE - 3.71%
Adams Express Company (The) (a)	44,400	$442,224
Gabelli Equity Trust, Inc.	16,323	82,105
General American Investors Company, Inc.	4,000	97,440
Liberty All-Star Equity Fund	160,130	706,173
Liberty All-Star Growth Fund	43,191	166,285
Royce Micro-Cap Trust, Inc.	4,000	33,000
Royce Value Trust, Inc.	5,000	60,700
Tri-Continental Corporation	22,800	281,124
		1,869,051
HIGH CURRENT YIELD (LEVERAGED) - 0.05%
First Trust Strategic High Income Fund III	6,305	27,427

REAL ESTATE - 2.12%
Alpine Global Premier Properties Fund	29,000	191,690
Cohen & Steers Quality Income Realty Fund, Inc.	63,000	495,180
Cohen & Steers REIT & Preferred Income Fund, Inc.	23,000	301,530
LMP Real Estate Income Fund, Inc.	8,500	79,390
		1,067,790
SECTOR EQUITY - 0.94%
Cohen & Steers Infrastructure Fund, Inc.	14,500	230,840
Macquarie Global Infrastructure Total Return Fund, Inc.	4,000	66,080
Petroleum & Resources Corporation (a)	7,600	175,788
		472,708
VALUE - 0.41%
Claymore Dividend & Income Fund	11,960	169,713
Royce Focus Trust, Inc.	6,000	38,220
		207,933

TOTAL CLOSED-END FUNDS		3,644,909

CONSUMER DISCRETIONARY - 10.05%
Amazon.com, Inc. *	3,000	471,180
Best Buy Company, Inc.	6,500	265,395
Comcast Corporation - Class A	14,555	263,154
DIRECTV Group, Inc. (The) - Class A *	4,000	166,520
Family Dollar Stores, Inc.	2,000	88,320

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (Continued)

CONSUMER DISCRETIONARY (Continued)
Gap, Inc. (The)	9,200	$171,488
Home Depot, Inc. (The)	2,000	63,360
McDonald's Corporation	11,400	849,414
News Corporation - Class A	10,000	130,600
NIKE, Inc. - Class B	4,100	328,574
Staples, Inc.	12,800	267,776
Starbucks Corporation	2,800	71,624
Target Corporation	8,800	470,272
Time Warner Cable, Inc.	1,966	106,144
Time Warner, Inc.	2,900	88,885
TJX Companies, Inc. (The)	7,000	312,410
Viacom, Inc. - Class B	5,450	197,236
Walt Disney Company (The)	10,200	337,722
Yum! Brands, Inc.	9,000	414,540
		5,064,614
CONSUMER STAPLES - 10.92%
Altria Group, Inc.	20,800	499,616
Archer-Daniels-Midland Company	3,960	126,403
Coca-Cola Company (The)	13,500	790,020
Colgate-Palmolive Company	3,400	261,324
ConAgra Foods, Inc.	3,400	74,596
Costco Wholesale Corporation	2,500	161,225
CVS Caremark Corporation	8,430	265,292
General Mills, Inc.	5,000	182,700
H.J. Heinz Company	4,000	189,480
Kimberly-Clark Corporation	4,500	292,725
Kraft Foods, Inc. - Class A	10,932	337,362
PepsiCo, Inc.	5,600	372,064
Philip Morris International, Inc.	2,500	140,050
Procter & Gamble Company (The)	16,297	977,331
Sysco Corporation	10,300	293,756
Wal-Mart Stores, Inc.	10,100	540,552
		5,504,496
ENERGY - 9.77%
Chevron Corporation	10,732	869,829
Conocophillips	14,974	859,957
Exxon Mobil Corporation	29,936	1,849,745
Halliburton Company	9,700	320,779
Marathon Oil Corporation	11,500	380,650
Occidental Petroleum Corporation	3,500	274,050
Schlumberger Ltd.	6,000	369,660
		4,924,670

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (Continued)

FINANCIALS - 12.45%
AFLAC, Inc.	5,500	$284,405
Allstate Corporation (The)	6,800	214,540
American Express Company	6,400	268,992
Bank of America Corporation	25,138	329,559
Bank of New York Mellon Corporation (The)	7,754	202,612
BB&T Corporation	3,500	84,280
Capital One Financial Corporation	2,500	98,875
Chubb Corporation (The)	3,500	199,465
Goldman Sachs Group, Inc. (The)	5,000	722,900
Hudson City Bancorp, Inc.	15,500	190,030
JPMorgan Chase & Company	30,132	1,147,125
Marsh & McLennan Companies, Inc.	10,000	241,200
MetLife, Inc.	5,700	219,165
Morgan Stanley	11,500	283,820
PNC Financial Services Group, Inc.	7,600	394,516
T. Rowe Price Group, Inc.	3,000	150,195
Travelers Companies, Inc. (The)	9,476	493,700
U.S. Bancorp	9,901	214,060
Wells Fargo & Company	21,400	537,782
		6,277,221
HEALTH CARE - 11.20%
Abbott Laboratories	9,200	480,608
Aetna, Inc.	5,000	158,050
Allergan, Inc.	2,500	166,325
Amgen, Inc. *	6,700	369,237
Baxter International, Inc.	5,000	238,550
Becton, Dickinson and Company	3,900	288,990
Biogen Idec, Inc. *	4,000	224,480
Bristol-Myers Squibb Company	19,000	515,090
Cardinal Health, Inc.	7,950	262,668
Covidien PLC	2,599	104,454
Eli Lilly & Company	4,700	171,691
Express Scripts, Inc. *	3,000	146,100
Gilead Sciences, Inc. *	6,000	213,660
Johnson & Johnson	13,400	830,264
McKesson Corporation	1,800	111,204
Medtronic, Inc.	6,000	201,480
Merck & Company, Inc.	15,267	561,978
Stryker Corporation	2,000	100,100
UnitedHealth Group, Inc.	11,000	386,210
WellPoint, Inc. *	2,000	113,280
		5,644,419

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (Continued)

INDUSTRIALS - 10.00%
3M Company	4,400	$381,524
Boeing Company (The)	2,200	146,388
Caterpillar, Inc.	5,300	417,004
CSX Corporation	3,500	193,620
Deere & Company	6,500	453,570
Emerson Electric Company	6,000	315,960
General Dynamics Corporation	3,200	200,992
General Electric Company	46,900	762,125
Honeywell International, Inc.	5,000	219,700
Illinois Tool Works, Inc.	4,800	225,696
Lockheed Martin Corporation	3,000	213,840
Northrop Grumman Corporation	2,500	151,575
Raytheon Company	3,500	159,985
Union Pacific Corporation	4,000	327,200
United Parcel Service, Inc. - Class B	4,100	273,429
United Technologies Corporation	5,000	356,150
Waste Management, Inc.	6,800	243,032
		5,041,790
INFORMATION TECHNOLOGY - 18.25%
Apple, Inc. *	5,900	1,674,125
Cisco Systems, Inc. *	45,400	994,260
Cognizant Technology Solutions Corporation - CLASS A *	2,500	161,175
Corning, Inc.	4,000	73,120
eBay, Inc. *	2,500	61,000
EMC Corporation *	12,148	246,726
Google, Inc. - Class A *	2,000	1,051,580
Hewlett-Packard Company	11,400	479,598
Intel Corporation	39,500	759,585
International Business Machines Corporation	8,100	1,086,534
Microsoft Corporation	51,200	1,253,888
Oracle Corporation	25,272	678,553
QUALCOMM, Inc.	10,000	451,200
Texas Instruments, Inc.	6,400	173,696
Yahoo!, Inc. *	4,000	56,680
		9,201,720
MATERIALS - 3.53%
Alcoa, Inc.	5,400	65,394
Dow Chemical Company (The)	5,400	148,284
E.I. Du Pont de Nemours & Company	9,500	423,890
Freeport-McMoRan Copper & Gold, Inc.	5,000	426,950
Monsanto Company	2,660	127,494

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (Continued)

MATERIALS (Continued)
Praxair, Inc.	6,500	$586,690
		1,778,702
REAL ESTATE INVESTMENT TRUST - 0.00%
Simon Property Group, Inc.	14	1,298

TELECOMMUNICATION SERVICES - 2.88%
AT&T, Inc.	37,039	1,059,315
Frontier Communications Corporation	0	4
Verizon Communications, Inc.	12,000	391,080
		1,450,399
UTILITIES - 3.32%
Dominion Resources, Inc.	7,700	336,182
Duke Energy Corporation	15,800	279,818
Exelon Corporation	3,000	127,740
FirstEnergy Corporation	3,000	115,620
Nextera Energy, Inc.	4,000	217,560
PG&E Corporation	3,000	136,260
Public Service Enterprises Group, Inc.	4,500	148,860
Southern Company (The)	8,400	312,816
		1,674,856

TOTAL EQUITY SECURITIES (cost - $46,216,290)		50,209,094

SHORT-TERM INVESTMENT - 0.53%
MONEY MARKET FUND - 0.53%
JPMorgan U.S. Government Money Market Fund (cost - $265,154)	265,154	265,154

TOTAL INVESTMENTS - 100.13% (cost - $46,481,444)		50,474,248

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13)%		(65,363)

NET ASSETS - 100.00%		$50,408,885

(a) Affiliated investment. Of its net assets, the Fund holds 0.88% and 0.35% of Adams Express Company and Petroleum & Resources Corporation, respectively. A director of the Fund also serves as a director to such companies. During the nine months ended September 30, 2010 there were additional purchases of 18,000 shares of Adams Express and 7,600 shares of Petroleum & Resources Corporation with a cost of $177,460 and $168,587, respectively. There were no sales for either of these securities.

* Non-income producing security.

See accompanying notes to schedule of investments.

CORNERSTONE  STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2010 (UNAUDITED)

Federal Income Tax Cost: At September 30, 2010 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $46,481,444, $7,514,682, $(3,521,878) and $3,992,804 respectively.

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$50,209,094	$-
Short-Term Investments	265,154	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$50,474,248	$-

* Other financial instruments include futures, forwards and swap contracts.

During the period ended September 30, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30 2010.

Recent Accounting Pronouncement: In January 2010, the FASB Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and have been reflected herein while other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact ASU No. 2010-06 and has determined that it is not expected to have a significant impact on its financial statement disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the nine months ended September 30, 2010, the Fund did not engage in derivative instruments and other hedging activities.

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the Schedule of Investments.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2010 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2010, file number 811-05150.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman (Principal Executive Officer)

Date	November 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman (Principal Executive Officer)

Date	November 12, 2010

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 12, 2010

* Print the name and title of each signing officer under his or her signature.